Assets pledged and collateral	12 Months Ended
Dec. 31, 2014
Assets pledged and collateral
35 Assets pledged and collateral
Assets pledged
The Group pledges assets mainly for repurchase agreements and other securities financing. Certain pledged assets may be encumbered, meaning they have the right to be sold or repledged. The encumbered assets are parenthetically disclosed on the consolidated balance sheet.
Assets pledged
end of	2014	2013
Assets pledged (CHF million)
Total assets pledged or assigned as collateral	153,982	142,952
of which encumbered	103,245	92,300
Collateral
The Group receives cash and securities in connection with resale agreements, securities borrowing and loans, derivative transactions and margined broker loans. A substantial portion of the collateral and securities received by the Group was sold or repledged in connection with repurchase agreements, securities sold not yet purchased, securities borrowings and loans, pledges to clearing organizations, segregation requirements under securities laws and regulations, derivative transactions and bank loans.
Collateral
end of	2014	2013
Collateral (CHF million)
Fair value of collateral received with the right to sell or repledge	444,852	359,517
of which sold or repledged	336,228	267,896
Other information
end of	2014	2013
Other information (CHF million)
Cash and securities restricted under foreign banking regulations	26,286	18,130
Swiss National Bank required minimum liquidity reserves	2,202	2,447

Bank
Assets pledged and collateral
34 Assets pledged and collateral
Assets pledged
The Bank pledges assets mainly for repurchase agreements and other securities financing. Certain pledged assets may be encumbered, meaning they have the right to be sold or repledged. The encumbered assets are parenthetically disclosed on the consolidated balance sheet.
Assets pledged
end of	2014	2013
Assets pledged (CHF million)
Total assets pledged or assigned as collateral	148,345	137,207
of which encumbered	103,245	92,300
Collateral
The Bank receives cash and securities in connection with resale agreements, securities borrowing and loans, derivative transactions and margined broker loans. A substantial portion of the collateral and securities received by the Bank was sold or repledged in connection with repurchase agreements, securities sold not yet purchased, securities borrowings and loans, pledges to clearing organizations, segregation requirements under securities laws and regulations, derivative transactions and bank loans.
Collateral
end of	2014	2013
Collateral (CHF million)
Fair value of collateral received with the right to sell or repledge	444,852	359,508
of which sold or repledged	336,301	267,902
Other information
end of	2014	2013
Other information (CHF million)
Cash and securities restricted under foreign banking regulations	26,286	18,130
Swiss National Bank required minimum liquidity reserves	2,051	2,305
> Refer to “Note 35 – Assets pledged and collateral” in V – Consolidated financial statements – Credit Suisse Group for further information.